Fair Value Measurements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value Disclosures [Abstract]
Financial and Nonfinancial Liabilities, Fair Value Disclosure, period start	$ 89
Reclassification to equity	(46)
Financial and Nonfinancial Liabilities, Fair Value Disclosure, period end	$ 43